MAINSTAY FUNDS TRUST
Supplement dated July 22, 2024 (“Supplement”) to the
Summary Prospectuses and Prospectus dated July 22, 2024
Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses and Prospectus.
The Board of Trustees of MainStay Funds Trust (the “Trust”) considered and approved the following changes, which will occur on or around August 28, 2024. For each of the Funds of the Trust:

1.	The name of the Trust will change as follows:

CURRENT TRUST NAME	NEW TRUST NAME
MainStay Funds Trust	New York Life Investments Funds Trust

2.	The name of each Fund will change as follows:

CURRENT FUND NAME	NEW FUND NAME
MainStay MacKay Arizona Muni Fund	NYLI MacKay Arizona Muni Fund
MainStay MacKay Colorado Muni Fund	NYLI MacKay Colorado Muni Fund
MainStay MacKay Oregon Muni Fund	NYLI MacKay Oregon Muni Fund
MainStay MacKay Strategic Municipal Allocation Fund	NYLI MacKay Strategic Muni Allocation Fund
MainStay MacKay Utah Muni Fund	NYLI MacKay Utah Muni Fund
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
MS16MULTIa-06/24